February 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust – Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of KraneShares Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 173 (the “Post-Effective Amendment”) to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of the Post-Effective Amendment is to register shares of the Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”), a new series of the Trust. The description of the Fund’s investment objective, principal investment strategies and principal risks included in the Post-Effective Amendment is not materially different from post-effective number 426 to the registration statement of the ETF Series Solutions (SEC Accession No. 0000894189-18-006729), which the Securities and Exchange Commission staff previously reviewed. The Trust therefore requests a limited review of the Post-Effective Amendment and notes that it intends to request acceleration of the Post-Effective Amendment’s effectiveness.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9475.

Sincerely,

/s/ Stacy L. Fuller

Stacy L. Fuller

K&L Gates LLP 1601 K Street NW Washington DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com